SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual periods ranges:

Years
Computers and peripheral equipment	3 - 5
Internal use software	3
Office furniture and equipment	4 - 14
Leasehold improvements	Over the lease term or the estimated useful life of the improvements, whichever is shorter

	December 31,
	2025	2024
Cost:
Computers and peripheral equipment	$87,334	$67,260
Internal use software	380,074	301,632
Office furniture and equipment	3,487	3,663
Leasehold improvements	29,336	28,616
	500,231	401,171
Accumulated depreciation:
Computers and peripheral equipment	43,038	19,017
Internal use software	245,341	175,660
Office furniture and equipment	170	758
Leasehold improvements	22,287	20,444
	310,836	215,879
Depreciated cost	$189,395	$185,292

Schedule of Definite-Lived Other Intangible Assets
Other intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual periods ranges:

Years
Core technology	3 – 8
Customer relationships	1 – 9
Trademarks	1 – 12
Customer backlog	3
Finite-lived other intangible assets:

	December 31,
	2025	2024
Original amounts:
Core technology	$1,238,975	$843,415
Customer relationships and backlog	402,481	351,185
Trademarks	66,076	50,780
	1,707,532	1,245,380
Accumulated amortization:
Core technology	751,003	672,849
Customer relationships and backlog	321,687	296,864
Trademarks	47,243	44,321
	1,119,933	1,014,034
Other intangible assets, net	$587,599	$231,346

Schedule of Accumulated Other Comprehensive Income, Net
The following tables show the components of accumulated other comprehensive income, net of taxes, as of December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(3,590)	$1,832	$(69,312)	$(71,070)
Other comprehensive income (loss) before reclassifications	(749)	16,844	24,903	40,998
Amounts reclassified from accumulated other comprehensive income (loss)	4,467	(10,088)	—	(5,621)
Net current-period other comprehensive income	3,718	6,756	24,903	35,377
Ending balance	$128	$8,588	$(44,409)	$(35,693)

	Year ended December 31, 2024
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(4,086)	$933	$(55,957)	$(59,110)
Other comprehensive income (loss) before reclassifications	919	(3,621)	(13,355)	(16,057)
Amounts reclassified from accumulated other comprehensive income (loss)	(423)	4,520	—	4,097
Net current-period other comprehensive income (loss)	496	899	(13,355)	(11,960)
Ending balance	$(3,590)	$1,832	$(69,312)	$(71,070)

	Year ended December 31, 2023
	Unrealized gains (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(34,386)	$(7,102)	$(69,767)	$(111,255)
Other comprehensive income (loss) before reclassifications	18,029	(5,300)	13,810	26,539
Amounts reclassified from accumulated other comprehensive income	12,271	13,335	—	25,606
Net current-period other comprehensive income	30,300	8,035	13,810	52,145
Ending balance	$(4,086)	$933	$(55,957)	$(59,110)